Income Taxes (Components of Income Tax) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
Federal					$ 0	$ (23,500)	$ 10,931
State, local, and foreign					1,875	660	3,627
Deferred:
Federal					(27,118)	(39,695)	1,874
State, local, and foreign					52	(3,746)	880
Total	$ (5,058)	$ 4,788	$ (8,040)	$ (7,516)	$ (25,191)	$ (66,281)	$ 17,312